CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenues	$ 3,195.5	$ 2,986.4	$ 3,083.8
Expenses
Direct operating	2,210.0	1,886.7	2,207.9
Distribution and marketing	395.9	462.3	304.2
General and administration	344.6	349.2	387.0
Depreciation and amortization	17.8	15.6	17.9
Restructuring and other	102.6	132.9	27.2
Total expenses	3,070.9	2,846.7	2,944.2
Operating income (loss)	124.6	139.7	139.6
Interest expense	(242.5)	(222.5)	(162.6)
Interest and other income	14.8	19.2	6.4
Other gains (losses), net	(11.8)	(20.0)	(21.2)
Loss on extinguishment of debt	(1.8)	(1.3)	(1.3)
Gain on investments, net	0.0	3.5	44.0
Equity interests income	4.3	8.7	0.5
Income (loss) before income taxes	(112.4)	(72.7)	5.4
Income tax provision	(14.5)	(34.2)	(14.3)
Net loss	(126.9)	(106.9)	(8.9)
Less: Net loss (income) attributable to noncontrolling interests	(1.6)	13.4	8.6
Net loss attributable to Lions Gate Entertainment Corp. shareholders	$ (128.5)	$ (93.5)	$ (0.3)
Per share information attributable to Lions Gate Entertainment Corp. shareholders:
Basic net income (loss) per common share (in dollars per share)	$ (0.43)	$ (0.42)	$ 0
Diluted net income (loss) per common share (in dollars per share)	$ (0.43)	$ (0.42)	$ 0
Weighted average number of common shares outstanding:
Basic (in shares)	284.6	253.4	253.4
Diluted (in shares)	284.6	253.4	253.4
LIONS GATE ENTERTAINMENT CORP. [Member]
Revenues	$ 3,947.9	$ 4,016.9	$ 3,854.8
Expenses
Direct operating	2,352.1	2,189.2	2,312.5
Distribution and marketing	776.9	911.4	801.7
General and administration	445.4	490.5	531.1
Depreciation and amortization	188.1	192.2	180.3
Restructuring and other	253.5	508.5	411.9
Goodwill and intangible asset impairment	0.0	663.9	1,475.0
Total expenses	4,016.0	4,955.7	5,712.5
Operating income (loss)	(68.1)	(938.8)	(1,857.7)
Interest expense	(283.6)	(269.8)	(221.2)
Interest and other income	15.1	22.1	6.4
Other gains (losses), net	(19.0)	(26.9)	(26.9)
Loss on extinguishment of debt	(7.5)	19.9	57.4
Gain on investments, net	0.0	3.5	44.0
Equity interests income	4.3	8.7	0.5
Income (loss) before income taxes	(358.8)	(1,181.3)	(1,997.5)
Income tax provision	(14.8)	65.0	(21.3)
Net loss	(373.6)	(1,116.3)	(2,018.8)
Less: Net loss (income) attributable to noncontrolling interests	11.6	13.4	8.6
Net loss attributable to Lions Gate Entertainment Corp. shareholders	$ (362.0)	$ (1,102.9)	$ (2,010.2)
Per share information attributable to Lions Gate Entertainment Corp. shareholders:
Basic net income (loss) per common share (in dollars per share)	$ (1.49)	$ (4.77)	$ (8.82)
Diluted net income (loss) per common share (in dollars per share)	$ (1.49)	$ (4.77)	$ (8.82)
Weighted average number of common shares outstanding:
Basic (in shares)	238.9	233.6	227.9
Diluted (in shares)	238.9	233.6	227.9
Related Party
Revenues	$ 619.7	$ 545.9	$ 775.5
Nonrelated Party
Revenues	$ 2,575.8	$ 2,440.5	$ 2,308.3